Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Build Funds Trust
Entity Central Index Key	0001875710
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Build Bond Innovation ETF
Shareholder Report [Line Items]
Fund Name	Build Bond Innovation ETF
Class Name	Build Bond Innovation ETF
Trading Symbol	BFIX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Build Bond Innovation ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://getbuilding.com/etfs/bfix/. You can also request this information by contacting us at 1-833-852-8453.
Additional Information Phone Number	1-833-852-8453
Additional Information Website	https://getbuilding.com/etfs/bfix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Build Bond Innovation ETF	$23	0.45%
[1]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://getbuilding.com/etfs/bfix/ for more recent performance information.
Net Assets	$ 7,491,493
Holdings Count | $ / shares	110
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$7,491,493
Number of Holdings	110
Portfolio Turnover	235%
30-Day SEC Yield	4.04%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
U.S. Treasury Note/Bond 3.88%, 03/31/2027	8.5%
U.S. Treasury Note/Bond 4.13%, 02/28/2027	8.3%
U.S. Treasury Note/Bond 4.13%, 01/31/2027	4.7%
U.S. Treasury Note/Bond 4.25%, 11/30/2026	3.6%
U.S. Treasury Note/Bond 5.00%, 08/31/2025	3.5%
U.S. Treasury Note/Bond 1.25%, 05/15/2050	2.8%
U.S. Treasury Note/Bond 0.25%, 05/31/2025	2.7%
Marriott International, Inc. 5.75%, 05/01/2025	2.1%
U.S. Treasury Note/Bond 4.25%, 12/31/2026	2.0%
EOG Resources, Inc. 3.15%, 04/01/2025	2.0%

Top Sectors	(% of net assets)
Public Administration	38.2%
Manufacturing	14.0%
Finance and Insurance	13.9%
Mining, Quarrying, and Oil and Gas Extraction	5.4%
Retail Trade	4.8%
Information	4.1%
Accommodation and Food Services	3.9%
Real Estate and Rental and Leasing	3.1%
Professional, Scientific, and Technical Services	2.6%
Cash & Other	10.0%

Updated Prospectus Web Address	https://getbuilding.com/etfs/bfix/

[1]
*	Annualized